JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 140.1% (95.1% of Total Investments)

	CORPORATE BONDS – 102.9% (69.9% of Total Investments)

	Aerospace & Defense – 3.5%

$3,000	Bombardier Inc., 144A	8.750%	12/01/21	B	$3,315,000
6,000	Bombardier Inc., 144A	6.000%	10/15/22	B	6,052,500
9,000	Total Aerospace & Defense				9,367,500

	Chemicals – 2.5%

2,250	CF Industries Inc.	7.125%	5/01/20	BB+	2,348,437
2,000	Kissner Holdings LP, 144A	8.375%	12/01/22	B	2,087,500
2,000	Momentive Performance Materials Inc.	3.880%	10/24/21	B+	2,155,000
6,250	Total Chemicals				6,590,937

	Commercial Services & Supplies – 4.5%

4,000	ADT Security Corp./The	6.250%	10/15/21	BB–	4,196,200
750	APX Group Inc.	8.750%	12/01/20	CCC	735,000
4,000	APX Group Inc.	7.875%	12/01/22	B1	4,009,600
1,500	Harland Clarke Holdings Corp., 144A	6.875%	3/01/20	B+	1,481,250
1,690	Tervita Escrow Corp., 144A	7.625%	12/01/21	B+	1,677,325
11,940	Total Commercial Services & Supplies				12,099,375

	Construction & Engineering – 0.8%

2,000	Great Lakes Dredge & Dock Corp.	8.000%	5/15/22	B–	2,097,500

	Construction Materials – 0.5%

1,431	Gates Global LLC / Gates Global Co, 144A	6.000%	7/15/22	B	1,436,595

	Consumer Finance – 1.8%

600	DAE Funding LLC, 144A	5.250%	11/15/21	BB+	612,000
2,000	DAE Funding LLC, 144A	4.500%	8/01/22	BB+	2,017,500
2,000	Navient Corp.	6.500%	6/15/22	BB	2,084,375
4,600	Total Consumer Finance				4,713,875

	Containers & Packaging – 2.0%

4,303	Cascades Inc., 144A	5.500%	7/15/22	BB–	4,324,515
1,000	Sealed Air Corp., 144A	4.875%	12/01/22	BB+	1,031,990
5,303	Total Containers & Packaging				5,356,505

	Diversified Financial Services – 3.0%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	1,997,500
2,500	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	2,462,500
3,500	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A	7.375%	4/01/20	BB–	3,500,000
8,000	Total Diversified Financial Services				7,960,000

	Diversified Telecommunication Services – 7.9%

4,000	CenturyLink Inc.	6.450%	6/15/21	BB	4,165,000
1,000	CenturyLink Inc.	5.800%	3/15/22	BB	1,021,250
500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	506,250
2,225	Cogent Communications Group Inc., 144A	5.375%	3/01/22	Ba3	2,275,063

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$10,150	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	$9,103,281
4,000	Level 3 Parent LLC	5.750%	12/01/22	BB–	4,041,200
21,875	Total Diversified Telecommunication Services				21,112,044

	Electric Utilities – 0.7%

2,000	Talen Energy Supply LLC	4.600%	12/15/21	B–	1,935,000

	Electrical Equipment – 0.8%

2,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BB+	2,049,800

	Energy Equipment & Services – 5.5%

2,000	Chesapeake Energy Corp.	6.125%	2/15/21	B+	2,060,000
8,600	FTS International Inc.	6.250%	5/01/22	B	8,320,500
3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BBB–	3,037,500
2,000	Pioneer Energy Services Corp.	6.125%	3/15/22	CCC	1,240,000
15,600	Total Energy Equipment & Services				14,658,000

	Entertainment – 0.8%

2,000	Netflix Inc.	5.500%	2/15/22	BB–	2,097,500

	Equity Real Estate Investment Trust – 3.1%

4,000	iStar Inc.	6.000%	4/01/22	BB	4,015,000
4,375	SBA Communications Corp.	4.000%	10/01/22	BB–	4,390,750
8,375	Total Equity Real Estate Investment Trust				8,405,750

	Food Products – 1.9%

5,000	B&G Foods Inc.	4.625%	6/01/21	BB–	4,987,500

	Health Care Equipment & Supplies – 3.3%

4,814	Kinetic Concepts Inc. / KCI USA Inc., 144A	7.875%	2/15/21	B1	4,928,188
4,000	Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA, 144A	6.625%	5/15/22	CCC	3,790,000
8,814	Total Health Care Equipment & Supplies				8,718,188

	Health Care Providers & Services – 8.7%

1,000	Acadia Healthcare Co Inc.	5.125%	7/01/22	B–	1,002,500
4,000	CHS/Community Health Systems Inc.	5.125%	8/01/21	BB	3,932,400
4,000	HCA Inc.	5.875%	3/15/22	BBB–	4,297,240
6,800	Molina Healthcare Inc.	5.375%	11/15/22	BB–	7,059,148
2,900	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	2,860,850
4,000	Select Medical Corp.	6.375%	6/01/21	B–	4,010,000
22,700	Total Health Care Providers & Services				23,162,138

	Hotels, Restaurants & Leisure – 5.7%

2,005	CCM Merger Inc., 144A	6.000%	3/15/22	BB–	2,057,631
3,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	3,116,250
2,750	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	2,832,500
4,000	MGM Resorts International	6.625%	12/15/21	BB	4,275,000
2,727	Scientific Games International Inc.	10.000%	12/01/22	B–	2,870,168
14,482	Total Hotels, Restaurants & Leisure				15,151,549

	Household Durables – 4.2%

370	Ashton Woods USA LLC / Ashton Woods Finance Co., 144A	6.875%	2/15/21	B–	370,463
4,000	Beazer Homes USA Inc.	8.750%	3/15/22	B3	4,184,000
6,500	Lennar Corp.	4.750%	11/15/22	BBB–	6,662,500
10,870	Total Household Durables				11,216,963

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 1.1%

$3,000	Alliance Data Systems Corp.	5.375%	8/01/22	N/R	$3,039,000

	Machinery – 0.8%

2,000	CNH Industrial Capital LLC	4.375%	4/05/22	BBB	2,051,200

	Media – 10.0%

2,000	Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	1,997,500
2,000	AMC Entertainment Holdings Inc.	5.875%	2/15/22	B3	2,032,500
5,013	Cablevision Systems Corp.	5.875%	9/15/22	B	5,238,585
1,500	Clear Channel International BV, 144A	8.750%	12/15/20	BB–	1,539,375
4,000	CSC Holdings LLC, 144A	5.125%	12/15/21	B	4,005,000
5,000	DISH DBS Corp.	5.875%	7/15/22	BB–	4,839,000
4,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	3,960,000
3,000	Sirius XM Radio Inc., 144A	3.875%	8/01/22	BB	2,977,500
26,513	Total Media				26,589,460

	Metals & Mining – 1.1%

2,900	First Quantum Minerals Ltd, 144A	7.250%	5/15/22	B	2,918,125

	Mortgage Real Estate Investment Trust – 0.8%

2,000	Starwood Property Trust Inc.	5.000%	12/15/21	BB–	2,055,000

	Oil, Gas & Consumable Fuels – 8.7%

3,000	California Resources Corp.	5.500%	9/15/21	CCC–	2,310,000
4,500	Calumet Specialty Products Partners LP / Calumet Finance Corp.	6.500%	4/15/21	B–	4,410,000
4,900	Calumet Specialty Products Partners LP / Calumet Finance Corp.	7.625%	1/15/22	B–	4,532,500
2,675	Denbury Resources Inc.	6.375%	8/15/21	CCC	2,073,125
3,000	Denbury Resources Inc.	5.500%	5/01/22	CCC	2,085,000
4,000	Peabody Energy Corp., 144A	6.000%	3/31/22	BB	4,030,000
1,800	QEP Resources Inc.	5.375%	10/01/22	BB–	1,759,500
2,000	SM Energy Co	6.125%	11/15/22	BB–	2,000,000
25,875	Total Oil, Gas & Consumable Fuels				23,200,125

	Personal Products – 2.1%

6,550	Revlon Consumer Products Corp.	5.750%	2/15/21	CCC	5,633,000

	Pharmaceuticals – 0.6%

1,500	Eagle Holding Co II LLC, 144A	7.625%	5/15/22	CCC+	1,513,125

	Road & Rail – 1.2%

3,112	Herc Rentals Inc., 144A	7.500%	6/01/22	B+	3,240,370

	Semiconductors & Semiconductor Equipment – 2.8%

4,816	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	5,375,860
2,000	Amkor Technology Inc.	6.375%	10/01/22	BB	2,033,800
6,816	Total Semiconductors & Semiconductor Equipment				7,409,660

	Software – 2.0%

6,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC–	5,445,000

	Technology Hardware, Storage & Peripherals – 2.9%

3,600	Dell International LLC / EMC Corp., 144A	5.875%	6/15/21	BB+	3,667,547
4,000	Seagate HDD Cayman	4.250%	3/01/22	Baa3	4,012,071
7,600	Total Technology Hardware, Storage & Peripherals				7,679,618

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 0.8%

$1,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A			5.250%	3/15/22	BB	$1,015,000
1,000	Nationstar Mortgage LLC / Nationstar Capital Corp.			6.500%	7/01/21	B	1,000,000
2,000	Total Thrifts & Mortgage Finance						2,015,000

	Wireless Telecommunication Services – 6.8%

3,000	Hughes Satellite Systems Corp.			7.625%	6/15/21	BB–	3,225,030
5,000	Inmarsat Finance PLC, 144A			4.875%	5/15/22	BB	5,076,000
2,000	Sprint Communications Inc.			6.000%	11/15/22	B+	2,015,600
7,500	Sprint Corp.			7.250%	9/15/21	B+	7,875,000
17,500	Total Wireless Telecommunication Services						18,191,630
$275,606	Total Corporate Bonds (cost $277,114,545)						274,097,032

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 37.2% (25.2% of Total Investments) (3)

	Aerospace & Defense – 2.3%

$4,699	Sequa Corporation, Term Loan B	7.776%	3-Month LIBOR	5.000%	11/28/21	B	$4,611,388
1,542	Sequa Corporation, Term Loan, Second Lien	11.751%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,513,511
6,241	Total Aerospace & Defense						6,124,899

	Commercial Services & Supplies – 1.9%

5,423	iQor US, Inc., Term Loan, First Lien, (DD1)	7.797%	3-Month LIBOR	5.000%	4/01/21	Caa1	5,111,189

	Diversified Consumer Services – 0.7%

1,995	Houghton Mifflin, Term Loan B, First Lien	5.499%	1-Month LIBOR	3.000%	5/28/21	B	1,892,165

	Diversified Financial Services – 0.7%

2,703	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	1,862,609

	Food Products – 2.7%

7,228	JBS USA LLC, Term Loan B, (DD1)	4.982%	1-Month LIBOR	2.500%	10/30/22	BB+	7,189,375

	Health Care Equipment & Supplies – 0.7%

1,815	Onex Carestream Finance LP, Term Loan, First Lien	8.249%	1-Month LIBOR	5.750%	2/28/21	B1	1,778,235

	Health Care Providers & Services – 0.7%

1,964	Pharmaceutical Product Development, Inc., Term Loan B	4.999%	1-Month LIBOR	2.500%	8/18/22	Ba3	1,947,668

	Hotels, Restaurants & Leisure – 1.1%

2,992	Life Time Fitness, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	2,963,005

	Household Durables – 2.8%

7,781	Apex Tool Group LLC, Term Loan B, (DD1)	6.249%	1-Month LIBOR	3.750%	2/01/22	B	7,583,357

	IT Services – 0.7%

1,902	First Data Corporation, Term Loan, First Lien	4.486%	1-Month LIBOR	2.000%	7/10/22	BB+	1,899,133

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	Machinery – 2.7%

$1,515	NN, Inc., Term Loan	6.249%	1-Month LIBOR	3.750%	10/19/22	B	$1,497,566
5,948	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.101%	3-Month LIBOR	4.500%	11/27/20	CCC+	5,590,868
7,463	Total Machinery						7,088,434

	Media – 2.4%

763	Affinion Group Holdings, Inc., Term Loan, First Lien	10.232%	3-Month LIBOR	7.750%	5/10/22	D	675,819
4,416	McGraw-Hill Education Holdings LLC, Term Loan B	6.499%	1-Month LIBOR	4.000%	5/02/22	BB+	4,075,697
1,645	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.999%	1-Month LIBOR	3.500%	8/15/22	B	1,640,024
6,824	Total Media						6,391,540

	Multiline Retail – 1.5%

1,811	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 9.101%, PIK 1.500%)	9.101%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,514,064
2,660	Neiman Marcus Group, Inc., Term Loan	5.733%	1-Month LIBOR	3.250%	10/25/20	Caa2	2,480,993
4,471	Total Multiline Retail						3,995,057

	Professional Services – 1.6%
4,929	Skillsoft Corporation, Initial Term Loan, First Lien	7.249%	1-Month LIBOR	4.750%	4/28/21	B3	4,160,231

	Real Estate Management & Development – 2.6%
7,000	GGP, Initial Term Loan A1, (DD1)	4.746%	1-Month LIBOR	2.250%	8/27/21	BB+	6,941,690

	Software – 9.7%

4,007	Blackboard, Inc., Term Loan B4, (DD1)	7.780%	3-Month LIBOR	5.000%	6/30/21	B–	3,947,286
7,690	Ellucian, Term Loan B, First Lien, (DD1)	5.851%	3-Month LIBOR	3.250%	9/30/22	B	7,653,566
3,354	Informatica, Term Loan B	5.749%	1-Month LIBOR	3.250%	8/05/22	B1	3,353,374
6,000	Micro Focus International PLC, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB–	5,874,390
5,047	TIBCO Software, Inc., Term Loan, First Lien, (DD1)	6.000%	1-Month LIBOR	3.500%	12/04/20	B1	5,034,234
26,098	Total Software						25,862,850

	Specialty Retail – 2.4%

6,966	Petsmart Inc., Term Loan B, First Lien	5.490%	1-Month LIBOR	3.000%	3/11/22	B3	6,266,337
$103,795	Total Variable Rate Senior Loan Interests (cost $101,180,756)						99,057,774
	Total Long-Term Investments (cost $378,295,301)						373,154,806

Shares	Description (1), (6)			Coupon			Value

	SHORT-TERM INVESTMENTS – 7.3% (4.9% of Total Investments)

	INVESTMENT COMPANIES – 7.3% (4.9% of Total Investments)

19,396,106	BlackRock Liquidity Funds T-Fund Portfolio			2.292% (7)			$19,396,106
	Total Short-Term Investments (cost $19,396,106)						19,396,106
	Total Investments (cost $397,691,407) – 147.4%						392,550,912
	Borrowings – (41.3)% (8), (9)						(110,000,000)
	Other Assets Less Liabilities – (6.1)%						(16,213,957)
	Net Assets Applicable to Common Shares – 100%						$266,336,955

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spread, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$274,097,032	$—	$274,097,032
Variable Rate Senior Loan Interests	—	99,057,774	—	99,057,774

Short-Term Investments:
Investment Companies	19,396,106	—	—	19,396,106
Total	$19,396,106	$373,154,806	$—	$392,550,912

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated NIR are not rated by any of these national rating agencies.

(3)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	Borrowings as a percentage of Total Investments is 28.0%.

(9)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.